Goodwill and Intangible Assets, Net - Summary of Changes in Consolidated goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at beginning of period	$ 7,984	$ 8,506	$ 9,562
Impairment losses (notes 7 and 16.2)	(365)	(440)	(1,020)
Business combinations (note 4.1)	4	5	2
Reclassification to assets held for sale (notes 4.2 and 13)	0	(2)	(9)
Foreign currency translation effects	(85)	(85)	(29)
Balance at end of period	$ 7,538	$ 7,984	$ 8,506